PIONEER
                                   ---------
                                     SMALL
                                    COMPANY
                                      FUND

                                   Semiannual
                                     Report
                                    4/30/02

                              [LOGO] PIONEER
                                     Investments(R)

T a b l e  o f  C o n t e n t s
--------------------------------------------------------------------------------
Letter from the President                                       1

Portfolio Summary                                               2

Performance Update                                              3

Portfolio Management Discussion                                 6

Schedule of Investments                                         9

Financial Statements                                           16

Notes to Financial Statements                                  22

Trustees, Officers and Service Providers                       27

The Pioneer Family of Mutual Funds                             28

Pioneer Small Company Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 4/30/02
--------------------------------------------------------------------------------

D e a r  S h a r e o w n e r s ,
--------------------------------------------------------------------------------

The market's upward tilt since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates and lower taxes are among the keys to their optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock of September 11 and, for the most part, moved closer to normalcy. A mild upturn is now underway, according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. In early May, the Fed's Open Market Committee noted that the economy was benefiting in particular from a brighter inventory picture; excess inventories have largely been absorbed and investment in new inventory has begun. Other encouraging economic signs include a pickup in manufacturing and increased demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to seek shelter when the outlook is cloudy, then rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's that the basic lessons of sound investing - a long-term view and diversification - still apply. Jumping in and out of the market with each variation in climate is often no more than guesswork. It's not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Planning is never out of season
Although memories of April 15 have receded, it's not too early to think about reducing next year's taxes. A logical first step is to go over this year's return with a qualified professional. In that process you could uncover several taxcutting ideas, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer's tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. For questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor.

All of us at Pioneer appreciate your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/02
--------------------------------------------------------------------------------

P o r t f o l i o  D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks           92.7%
Short-Term Cash Equivalents   4.9%
International Common Stocks   2.4%

S e c t o r  D i s t r i b u t i o n
--------------------------------------------------------------------------------
(As a percentage of equity holding)

Financials                                                    21.4%
Consumer Discretionary                                        19.0%
Information Technology                                        17.5%
Health Care                                                   13.0%
Industrials                                                   11.4%
Energy                                                         6.6%
Materials                                                      4.3%
Consumer Staples                                               2.9%
Utilities                                                      2.8%
Telecommunication Services                                     1.1%

1 0  L a r g e s t  H o l d i n g s
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
1. iDine Rewards Network             2.88%    6. Fair Isaac and Co., Inc.      2.17%
2. Photronics, Inc.                  2.56     7. Patterson UTI Energy, Inc.    2.01
3. Healthcare Realty Trust, Inc.     2.44     8. Unisource Energy Corp.        1.97
4. Orthodontic Centers of                     9. Sunrise Assisted Living, Inc. 1.85
   America, Inc.                     2.30
5. Staten Island Bancorp Inc.        2.22    10. Prentiss Properties Trust     1.75

Fund holdings will vary for other periods.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/02                                    CLASS A SHARES
--------------------------------------------------------------------------------

S h a r e  P r i c e s  a n d  D i s t r i b u t i o n s
--------------------------------------------------------------------------------

Net Asset Value
per Share                    4/30/02           10/31/01
                             $16.23            $13.06

Distributions per            Share Income      Short-Term     Long-Term
(10/31/01-4/30/02)           Dividends         Capital Gains  Capital Gains
                                -                     -              -

I n v e s t m e n t  R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to the growth of the Russell 2000 Index.

-----------------------------------
Average Annual Total Returns
(As of April 30, 2002)
                Net Asset     Public Offering
Period            Value          Price*
Life-of-Class    12.22%          11.20%
(11/2/95)
5 Years          10.17            8.87
1 Year            9.07            2.79
-----------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

----------------------------------------------------------------
                   Growth of $10,000[dagger]
----------------------------------------------------------------

                Pioneer Small
  Date          Company Fund*      Russell 2000 Index

11/30/95             $ 9,425            $10,000
10/31/96             $11,338            $11,192
                     $14,726            $14,476
                     $11,753            $12,759
10/31/99             $12,384            $14,657
                     $16,192            $17,207
                     $15,199            $15,022
4/30/02              $18,888            $18,031

[dagger] Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

          Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/02                                    CLASS B SHARES
--------------------------------------------------------------------------------

S h a r e  P r i c e s  a n d  D i s t r i b u t i o n s
--------------------------------------------------------------------------------

Net Asset Value
per Share                          4/30/02         10/31/01
                                   $15.44          $12.46

Distributions per Share            Income          Short-Term      Long-Term
(10/31/01-4/30/02)                 Dividends       Capital Gains   Capital Gains
                                       -               -                -

I n v e s t m e n t  R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund, compared to the growth of the Russell 2000 Index.

-----------------------------------------
Average Annual Total Returns
(As of April 30, 2002)
                     If          If
Period              Held      Redeemed*
Life-of-Class      11.43%      11.43%
(11/2/95)
5 Years             9.37        9.23
1 Year              8.35        4.35
-----------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

----------------------------------------------------------------
                            Growth of $10,000
----------------------------------------------------------------

                Pioneer Small      Russell 2000
  Date          Company Fund*         Index

11/30/95           $10,000           $10,000
10/31/96           $11,941           $11,192
                   $15,389           $14,476
                   $12,198           $12,759
10/31/99           $12,760           $14,657
                   $16,564           $17,207
                   $15,422           $15,022
4/30/02            $19,110           $18,031

[dagger] Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

          Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/02                                    CLASS C SHARES
--------------------------------------------------------------------------------

S h a r e  P r i c e s  a n d  D i s t r i b u t i o n s
--------------------------------------------------------------------------------

Net Asset Value
per Share                        4/30/02      10/31/01
                                 $15.31       $12.38

Distributions per Share          Income       Short-Term        Long-Term
(10/31/01-4/30/02)               Dividends    Capital Gains     Capital Gains
                                    -             -                  -

I n v e s t m e n t  R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to the growth of the Russell 2000 Index.

-------------------------------------------------
Average Annual Total Returns
(As of April 30, 2002)
                Net Asset       Public Offering
Period            Value           Price/CDSC*
Life-of-Class     10.00%            9.83%
(1/31/96)
5 Years            9.19              8.97
1 Year             7.97              6.91
-------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

-------------------------------------------------------------
                            Growth of $10,000
-------------------------------------------------------------

               Pioneer Small       Russell 2000
  Date         Company Fund*          Index
1/31/96           $ 9,900             $10,000
10/31/96          $11,322             $10,916
                  $14,601             $14,119
                  $11,565             $12,444
10/31/99          $12,063             $14,296
                  $15,612             $16,783
                  $14,529             $14,652
4/30/02           $17,967             $17,586
-------------------------------------------------------------

          The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

          Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/02
--------------------------------------------------------------------------------

David Adams, an eight-year Pioneer veteran, has assumed leadership of Pioneer's small company investment team, replacing Kenneth Fuller who left the firm in May. Mr. Adams has been an integral member of the team for nearly five years. His review of the factors behind Pioneer Small Company Fund's recent strong performance follows.

Q: How did the Fund perform over the past six months?

A: For the six months ending April 30, 2002, Pioneer Small Company Fund's Class
   A, B and C shares returned 24.27%, 23.92% and 23.67% respectively, all at net asset value. These results were comfortably ahead of the 20.03% return on the Russell 2000 Index, the Fund's benchmark, for the same period.

Q: What was the background like for small companies over this period?

A: The period began as the shadow of September 11th was lifting and investors were moving back into the market. Over this six-month span, attractive valuations among small stocks drew considerable buying interest, producing good performance in a range of industry sectors despite a period of heightened volatility in January and February.

Q: Given that background, what strategies did you employ?

A: Coming into the period it was not clear when the economy might shake off the recession and whether any recovery would be vigorous or tentative. One of our concerns was that consumers would guard their wallets tightly following the terrorist attacks and months of bad employment news - reduced spending by individuals would place considerable stress on sectors like travel and specialty retailing, among others. But when it became apparent that the recession was not deepening, we decided to hold off on major portfolio adjustments, a choice that proved beneficial. In fact, continued high levels of consumer spending are the main reason that the recession was so mild. The modest amount of selling that we decided on was aimed primarily at risk management, as we tried to limit exposure to individual stocks to around 3% of the portfolio. And although our approach always emphasizes bottom-up stock selection, we were also cognizant of sector weightings, both in absolute terms and relative to our benchmark.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your decisions had the greatest impact on Fund results?

A: Successful stock selection was probably the most important contributing factor, as Fund results outstripped the benchmark in sector after sector. However, the Fund's gains among materials stocks lagged those of the Index.

   Our focus on revenue growth and improving profit margins led us to consumer-related sectors and away from industries that are suffering from overcapacity, such as telecommunications, where both top and bottom lines were shrinking. We achieved our best results in sectors that tend to benefit in an environment of very low interest rates. These include consumer stocks and financial services companies. Results were also very positive in commercial services, as well as among industrial companies and selected technology holdings. The exception was utilities, which were down overall.

Q: Which stocks helped or hurt performance?

A: iDine Rewards, the Fund's largest holding at the end of the period, was our best performer. iDine is a financing and marketing company that aids restaurants by providing working capital and increases restaurant occupancy through a discounting program that reduces the costs of eating out for customers.

   The consumer-discretionary area was the Fund's strongest sector, accounting for a significant portion of the period's gains. Two retailers were standout performers. Ann Taylor's refocused merchandising efforts produced positive same-store comparisons over the previous year, a key indicator of retailing success. Charming Shoppes, a leader in the fast-growing women's plus sizes category, benefited from the acquisition of competitor Lane Bryant.

   Among financial stocks, Staten Island Bancorp, a well-run, well-capitalized savings and loan based in New York City, benefited from low interest rates and was an important contributor. Cymer was the Fund's best technology performer. Cymer supplies laser light sources for the photolithography systems that produce advanced semiconductor chips.

   Energy stocks rebounded from the lows set last fall when demand dwindled with the slowing economy. We remain constructive toward energy, particularly natural gas producers in North America. Because a number

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/02                              (continued)
--------------------------------------------------------------------------------

   of drilling companies have curtailed activity in areas of marginal prospects, supply may tighten just when increasing demand in an improving economy could push prices higher. Patterson-UTI Energy, a North American land drilling company, was a strong performer.

   The Fund's biggest disappointment was Covanta Energy, a utility company involved in power generation and related infrastructure services. Falling energy prices forced Covanta into bankruptcy, however, we sold our shares prior to the bankruptcy announcement.

   Health care was an area that added modestly to returns. Trigon Healthcare, a Blue Cross company based in Virginia, rose when its shares were acquired by Anthem, Inc. Hooper Holmes, a nationwide provider of medical testing and physical examinations for the insurance industry, also aided results.

Q: What is your outlook for the economy and for small company stocks?

A: Despite confusing crosscurrents, we believe that the recession is over and a recovery is underway, at least in some sectors. However, we do not manage the Fund according to an economic outlook. Rather, we look for companies with good balance sheets, superior financial health and sound business models that can generate adequate cash and good quality earnings. In that way we hope to build a portfolio of companies for which business potential, not financial risk, is the main variable.

   The outlook for small company stocks has not changed materially since our last report. It's true that increased money flows into the sector have sharpened the challenge of finding outstanding values, but every day stocks fall from favor and attract our interest - we never seem to run out of ideas worth investigating.

   Small company stocks have been outperforming large cap stocks for about two and a half years. That's a little less than half the six-year average length of the six periods of small cap outperformance since the Great Depression of the 1930's. No one can say how long the current stretch of strong relative performance will last. But for our part, we are identifying small cap companies in a number of industries that hold good promise, especially if the economy stabilizes and begins to expand again.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                           Value
                 COMMON STOCKS - 95.1%
                 Energy - 6.4%
                 Oil & Gas Drilling - 1.9%
170,000          Patterson UTI Energy, Inc. *                            $   5,440,000
                                                                         -------------
                 Oil & Gas Exploration & Production - 4.5%
133,650          Forest Oil Corp. *                                      $   4,209,975
167,500          Plains Resources Inc. *                                     4,589,500
 90,000          Spinnaker Exploration Co. *                                 3,856,500
                                                                         -------------
                                                                         $  12,655,975
                                                                         -------------
                 Total Energy                                            $  18,095,975
                                                                         -------------
                 Materials - 4.1%
                 Commodity Chemicals - 0.9%
159,900          Airgas, Inc. *                                          $   2,636,751
                                                                         -------------
                 Paper Products - 0.6%
126,000          Wausau-Mosinee Paper Corp.                              $   1,639,260
                                                                         -------------
                 Precious Metals & Minerals - 1.0%
200,600          Agnico Eagle Mines Ltd.                                 $   2,786,334
                                                                         -------------
                 Specialty Chemicals - 1.3%
223,700          Wellman, Inc.                                           $   3,713,420
                                                                         -------------
                 Steel - 0.3%
 75,000          UCAR International Inc. *                               $     975,000
                                                                         -------------
                 Total Materials                                         $  11,750,765
                                                                         -------------
                 Capital Goods - 3.2%
                 Aerospace & Defense - 0.8%
180,500          AAR Corp.                                               $   2,299,570
                                                                         -------------
                 Electrical Components & Equipment - 1.8%
125,000          Plexus Corp. *                                          $   3,123,750
230,000          Power-One, Inc. *                                           1,922,800
                                                                         -------------
                                                                         $   5,046,550
                                                                         -------------
                 Industrial Machinery - 0.6%
120,800          Wabtec Corp.                                            $   1,847,032
                                                                         -------------
                 Total Capital Goods                                     $   9,193,152
                                                                         -------------
                 Commercial Services & Supplies - 7.1%
                 Commercial Printing - 1.3%
124,300          John H. Harland Co.                                     $   3,741,430
                                                                         -------------

    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                          Value

                Data Processing Services - 0.8%
144,500         Talx Corp.                                              $   2,355,350
                                                                        -------------
                Diversified Commercial Services - 3.0%
 33,000         FreeMarkets Inc. *                                      $     586,080
162,220         Pittston Brink's Group                                      4,464,294
118,000         Regis Corp.                                                 3,547,080
                                                                        -------------
                                                                        $   8,597,454
                                                                        -------------
                Employment Services - 1.1%
 87,000         Bally Total Fitness Holding Corp. *                     $   1,900,950
184,500         The Princeton Review, Inc. *                                1,309,950
                                                                        -------------
                                                                        $   3,210,900
                                                                        -------------
                Environmental Services - 0.9%
290,900         Newpark Resources, Inc. *                               $   2,434,833
                                                                        -------------
                Total Commercial Services & Supplies                    $  20,339,967
                                                                        -------------
                Transportation - 0.1%
                Airlines - 0.1%
  8,560         ExpressJet Holdings Inc. *                              $     122,836
                                                                        -------------
                Total Transportation                                    $     122,836
                                                                        -------------
                Consumer Durables & Apparel - 4.5%
                Apparel & Accessories - 1.6%
522,800         Charming Shoppes, Inc. *                                $   4,516,992
                                                                        -------------
                Footwear - 1.2%
129,100         Genesco Inc. *                                          $   3,595,435
                                                                        -------------
                Photographic Products - 0.4%
 95,000         Creo Products *                                         $   1,137,150
                                                                        -------------
                Textiles - 1.3%
331,000         Unifi, Inc. *                                           $   3,710,510
                                                                        -------------
                Total Consumer Durables & Apparel                       $  12,960,087
                                                                        -------------
                Hotels Restaurants & Leisure - 6.0%
                Restaurants - 6.0%
129,300         AFC Enterprises, Inc. *                                 $   4,348,359
 33,850         Applebee's International Inc.                               1,321,504
 79,000         CEC Entertainment Inc. *                                    3,649,800
755,000         IDine Rewards Network *                                     7,814,250
                                                                        -------------
                                                                        $  17,133,913
                                                                        -------------
                Total Hotels Restaurants & Leisure                      $  17,133,913
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                          Value
                 Media - 2.3%
                 Advertising - 1.1%
 71,900          Direct Focus, Inc. *                                 $     3,213,930
                                                                     ----------------
                 Movies & Entertainment - 0.7%
175,000          Alliance Atlantis Communications Inc. *              $     2,056,250
                                                                     ----------------
                 Publishing & Printing - 0.5%
 65,500          Journal Register Co. *                               $     1,418,075
                                                                     ----------------
                 Total Media                                          $     6,688,255
                                                                     ----------------
                 Retailing - 5.3%
                 Apparel Retail - 0.7%
110,000          Gildan Activewear Inc. *                             $     2,046,000
                                                                     ----------------
                 Computer & Electronics Retail - 1.3%
311,700          InterTAN, Inc. *                                     $     3,787,155
                                                                     ----------------
                 General Merchandise Stores - 1.5%
159,500          Tuesday Morning Corp. *                              $     4,250,675
                                                                     ----------------
                 Specialty Stores - 1.8%
 85,000          School Specialty Inc. *                              $     2,411,450
 67,400          Sonic Automotive, Inc. *                                  2,591,530
                                                                     ----------------
                                                                      $     5,002,980
                                                                     ----------------
                 Total Retailing                                      $    15,086,810
                                                                     ----------------
                 Food & Drug Retailing - 1.2%
                 Food Distributors - 0.6%
 84,200          Fleming Companies, Inc.                              $     1,855,768
                                                                     ----------------
                 Food Retail - 0.6%
 46,400          The J.M. Smucker Co.                                 $     1,610,080
                                                                     ----------------
                 Total Food & Drug Retailing                          $     3,465,848
                                                                     ----------------
                 Food Beverage & Tobacco - 0.9%
                 Agricultural Products - 0.9%
 78,000          Corn Products International, Inc.                    $     2,581,800
                                                                     ----------------
                 Total Food Beverage & Tobacco                        $     2,581,800
                                                                     ----------------
                 Household & Personal Products - 0.7%
                 Household Products - 0.7%
144,100          Nu Skin Enterprises Inc.                             $     2,017,400
                                                                     ----------------
                 Total Household & Personal Products                  $     2,017,400
                                                                     ----------------

      The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/02 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                                            Value
                  Health Care Equipment & Services - 10.9%
                  Health Care Distributors & Services - 3.1%
253,000           Hooper Holmes, Inc.                                      $  2,628,670
234,100           Orthodontic Centers of America, Inc. *                      6,238,765
                                                                          -------------
                                                                           $  8,867,435
                                                                          -------------
                  Health Care Equipment - 1.5%
132,000           Haemonetics Corp. *                                      $  4,374,480
                                                                          -------------
                  Health Care Facilities - 3.2%
185,400           Sunrise Assisted Living, Inc. *                          $  5,007,654
 85,000           Universal Health Services, Inc. (Class B) *                 3,956,750
                                                                          -------------
                                                                           $  8,964,404
                                                                          -------------
                  Managed Health Care - 3.1%
150,000           First Health Group Corp. *                               $  4,350,000
 44,800           Trigon Healthcare, Inc. *                                   4,509,568
                                                                           $  8,859,568
                                                                          -------------
                  Total Health Care Equipment & Services                   $ 31,065,887
                                                                          -------------
                  Pharmaceuticals & Biotechnology - 1.4%
                  Biotechnology - 0.8%
 36,550           MedImmune, Inc. *                                        $  1,220,770
 29,000           Transkaryotic Therapies, Inc. *                             1,155,940
                                                                          -------------
                                                                           $  2,376,710
                                                                          -------------
                  Pharmaceuticals - 0.6%
110,000           Parexel International Corp. *                            $  1,712,700
                                                                          -------------
                  Total Pharmaceuticals & Biotechnology                    $  4,089,410
                                                                          -------------
                  Banks - 5.9%
110,000           Commercial Federal Bank                                  $  3,234,000
302,000           Staten Island Bancorp, Inc.                                 6,024,900
 99,600           Webster Financial Corp.                                     3,947,148
 96,300           Whitney Holding Corp.                                       3,514,950
                                                                          -------------
                                                                           $ 16,720,998
                                                                          -------------
                  Total Banks                                              $ 16,720,998
                                                                          -------------

 The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                        Value
                 Diversified Financials - 5.7%
                 Consumer Finance - 1.7%
127,000          American Capital Strategies Ltd.                    $    4,072,890
 60,000          Metris Companies Inc.                                      782,400
                                                                    ---------------
                                                                     $    4,855,290
                                                                    ---------------
                 Diversified Financial Services - 4.0%
241,200          Advanta Corp. (Class B)                             $    3,159,720
110,000          Dollar Thrifty Automotive Group, Inc. *                  2,585,000
 46,400          Gabelli Asset Management Inc. *                          1,809,600
105,000          Leucadia National Corp.                                  3,827,250
                                                                    ---------------
                                                                     $   11,381,570
                                                                    ---------------
                 Total Diversified Financials                        $   16,236,860
                                                                    ---------------
                 Insurance - 2.2%
                 Multi-Line Insurance - 0.3%
                                                                    ---------------
 58,500          Max Re Capital Ltd.                                 $      908,505
                 Property & Casualty Insurance - 1.9%
 78,500          First American Corp.                                $    1,734,850
 30,000          Landamerica Financial Group                              1,050,000
 82,000          Selective Insurance Group, Inc.                          2,460,000
                                                                    ---------------
                                                                     $    5,244,850
                                                                    ---------------
                 Total Insurance                                     $    6,153,355
                                                                    ---------------
                 Real Estate - 6.7%
                 Real Estate Investment Trusts - 6.7%
 60,000          Camden Property Trust                               $    2,388,000
 45,000          Colonial Properties Trust                                1,637,100
 50,000          FelCor Suite Hotels, Inc.                                1,075,000
217,800          Healthcare Realty Trust, Inc.                            6,599,340
131,400          Innkeepers USA Trust                                     1,507,158
100,000          Mission West Properties, Inc.                            1,253,000
154,000          Prentiss Properties Trust                                4,735,500
                                                                    ---------------
                                                                     $   19,195,098
                                                                    ---------------
                 Total Real Estate                                   $   19,195,098
                                                                    ---------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                              Value
                  Software & Services - 4.0%
                  Application Software - 3.3%
 85,000           American Management Systems *                              $  1,944,800
 50,000           Caminus Corp. *                                                 933,500
105,500           Fair Isaac and Co., Inc.                                      5,880,570
 70,000           Wind River Systems *                                            762,300
                                                                            -------------
                                                                             $  9,521,170
                                                                            -------------
                  Systems Software - 0.7%
143,500           Plato Learning, Inc. *                                     $  1,925,770
                                                                            -------------
                  Total Software & Services                                  $ 11,446,940
                                                                            -------------
                  Technology Hardware & Equipment - 12.7%
                  Electronic Equipment & Instruments - 1.9%
102,900           Power Integrations, Inc. *                                 $  2,176,335
113,000           Veeco Instruments, Inc. *                                     3,348,190
                                                                            -------------
                                                                             $  5,524,525
                                                                            -------------
                  Networking Equipment - 0.6%
 60,407           Avocent Corp. *                                            $  1,510,175
                                                                            -------------
                  Semiconductor Equipment - 8.5%
100,000           ATMI, Inc. *                                               $  3,050,000
 83,000           Cymer, Inc. *                                                 3,923,410
115,000           DuPont Photomasks, Inc. *                                     4,482,700
300,000           EMCORE Corp. *                                                2,655,000
210,000           Photronics, Inc. *                                            6,944,700
 70,000           Varian Semiconductor Equipment Associates, Inc. *             3,270,400
                                                                            -------------
                                                                             $ 24,326,210
                                                                            -------------
                  Semiconductors - 1.7%
170,000           Microsemi Corp. *                                          $  2,252,500
240,000           Triquint Semiconductor Inc. *                                 2,433,600
                                                                            -------------
                                                                             $  4,686,100
                                                                            -------------
                  Total Technology Hardware & Equipment                      $ 36,047,010
                                                                            -------------
                  Telecommunication Services - 1.1%
                  Integrated Telecommunication Services - 1.1%
100,000           Aeroflex Inc. *                                            $  1,398,000
102,000           CT Communications Inc.                                        1,472,820
                                                                            -------------
                                                                             $  2,870,820
                                                                            -------------
                  Total Telecommunication Services                           $  2,870,820
                                                                            -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                             Value
                 Utilities - 2.7%
                 Electric Utilities - 2.7%

     34,195      Dominion Resources, Inc.                                   $  2,271,232
    265,000      Unisource Energy Corp.                                        5,347,700
                                                                            ------------
                                                                            $  7,618,932
                                                                            ------------
                 Total Utilities                                            $  7,618,932
                                                                            ------------
                 TOTAL COMMON STOCKS
                 (Cost $204,176,894)                                        $270,882,118
                                                                            ------------
Principal
Amount
                 TEMPORARY CASH INVESTMENT - 4.9%
                 Repurchase Agreement - 4.9%
$14,000,000      Credit Suisse First Boston Group, Inc., 1.83% dated
                 5/1/02, repurchase price of $14,000,000 plus
                 accrued interest on 4/30/02, collateralized by
                 $3,835,000 U.S. Treasury Bills, 5.75%, 8/15/03
                 and $10,551,000 U.S. Treasury Bills, 5.5%, 1/31/03         $ 14,000,000
                                                                            ------------

                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $14,000,000)                                         $ 14,000,000
                                                                            ------------

                 TOTAL INVESTMENT IN SECURITIES AND
                 TEMPORARY CASH INVESTMENT - 100%
                 (Cost $218,176,894) (a)(b)                                 $284,882,118
                                                                            ============

*   Non-income producing securities.

(a) At April 30, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $218,120,941 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                               $ 75,457,653

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                               $ (8,696,476)
                                                                            -------------

    Net unrealized gain                                                     $ 66,761,177
                                                                            =============

(b) At October 31, 2001, the Fund had a capital loss carryforward of $5,471,320, which will expire in 2009 if not utilized.

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2002 aggregated $49,862,611 and $53,193,357, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
BALANCE SHEET 4/30/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities (including temporary cash
    investment of $14,000,000) (cost $218,176,894)                             $284,882,118
 Cash
 Receivables -                                                                      578,839
    Fund shares sold                                                                742,166
    Dividends, interest and foreign taxes withheld                                   44,642
    Collateral for securities loaned, at fair value                              26,328,193
    Variation Margin                                                                 40,800
 Other                                                                               13,884
                                                                               ------------
      Total assets                                                             $312,630,642
                                                                               ------------

LIABILITIES:
 Payables -
    Investment securities purchased                                            $    675,144
    Fund shares repurchased                                                         319,337
    Upon return of securities loaned                                             26,328,193
 Due to affiliates                                                                  548,584
 Accrued expenses                                                                    71,350
                                                                               ------------
      Total liabilities                                                        $ 27,942,608
                                                                               ------------

NET ASSETS:
 Paid-in capital                                                               $213,358,301
 Accumulated net investment loss                                                   (873,226)
 Accumulated net realized gain on investments
    and futures contracts                                                         5,497,735
 Net unrealized gain on investments                                              66,705,224
                                                                               ------------
      Total net assets                                                         $284,688,034
                                                                               ============

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $140,551,094/8,659,336 shares)                             $      16.23
                                                                               ============
  Class B (based on $126,148,609/8,172,418 shares)                             $      15.44
                                                                               ============
  Class C (based on $17,988,331/1,174,767 shares)                              $      15.31
                                                                               ============

MAXIMUM OFFERING PRICE:
  Class A                                                                      $      17.22
                                                                               ============
  Class C                                                                      $      15.46
                                                                               ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $601)                     $ 1,339,591
  Interest                                                                  115,634
  Income from securities loaned, net                                         36,436
                                                                        -----------
      Total investment income                                                            $   1,491,661
                                                                                         -------------

EXPENSES:
  Management fees                                                       $ 1,057,664
  Transfer agent fees
      Class A                                                               228,688
      Class B                                                               194,104
      Class C                                                                37,294
  Distribution fees
      Class A                                                               154,889
      Class B                                                               569,913
      Class C                                                                68,711
  Custodian fees                                                             16,691
  Registration fees                                                          29,828
  Professional fees                                                          20,970
  Printing                                                                   47,151
  Fees and expenses of nonaffiliated trustees                                 4,724
  Miscellaneous                                                               8,045
                                                                        -----------
      Total expenses                                                                     $   2,438,672
      Less fees paid indirectly                                                                (17,832)
                                                                                         -------------
      Net expenses                                                                       $   2,420,840
                                                                                         -------------
          Net investment loss                                                            $    (929,179)
                                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
      Investments                                                       $10,993,152
      Futures contracts                                                     (24,097)     $  10,969,055
                                                                        -----------      -------------
  Change in net unrealized gain on:
      Investments                                                       $43,467,595
      Futures contracts                                                 $    40,800      $  43,508,395
                                                                        -----------      -------------
  Net gain on investments and futures contracts                                          $  54,477,450
                                                                                         -------------
  Net increase in net assets resulting from operations                                   $  53,548,271
                                                                                         =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/02 and the Year Ended 10/31/01

                                                                    Six Months
                                                                      Ended
                                                                     4/30/02         Year Ended
FROM OPERATIONS:                                                   (unaudited)        10/31/01
 Net investment loss                                              $   (929,179)    $  (1,736,039)
 Net realized gain (loss) on investments and futures contracts      10,969,055        (5,514,544)
 Change in net unrealized gain (loss) on investments                43,508,395        (9,059,854)
                                                                  ------------     -------------
  Net increase (decrease) in net assets resulting
   from operations                                                $ 53,548,271     $ (16,310,437)
                                                                  ------------     -------------

DISTRIBUTIONS TO SHAREOWNERS:
 Net realized gain:
  Class A($0.00 and $0.24 per share, respectively)                $          -     $  (1,990,590)
  Class B ($0.00 and $0.24 per share, respectively)                          -        (2,002,570)
  Class C ($0.00 and $0.24 per share, respectively)                          -          (165,860)
                                                                  ------------     -------------
   Total distributions to shareowners                             $          -     $  (4,159,020)
                                                                  ------------     -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $ 49,365,627     $  88,765,303
Reinvestment of distributions                                                -         3,629,637
Cost of shares repurchased                                         (40,714,988)      (95,880,194)
                                                                  ------------     -------------
   Net increase (decrease) in net assets resulting from
    fund share transactions                                       $  8,650,639     $  (3,485,254)
                                                                  ------------     -------------
   Net increase (decrease) in net assets                          $ 62,198,910     $ (23,954,711)

NET ASSETS:
Beginning of period                                                222,489,124       246,443,835
                                                                  ------------     -------------
End of period (including accumulated net investment
 income (loss) of ($873,226) and $55,953, respectively)           $284,688,034      $222,489,124
                                                                  ============     =============

                                    '02 Shares       '02 Amount     '01 Shares       '01 Amount
CLASS A                             (unaudited)      (unaudited)
Shares sold                           1,683,816     $ 25,233,657      3,452,242     $ 48,712,961
Reinvestment of distributions                 -                -        138,121        1,842,537
Less shares repurchased              (1,601,042)     (23,220,385)    (3,446,508)     (48,480,373)
                                     ----------     ------------     ----------     ------------
   Net increase                          82,774     $  2,013,272        143,855     $  2,075,125
                                     ==========     ============     ==========     ============

CLASS B
Shares sold                           1,197,042     $ 16,773,069      2,333,569     $ 31,872,635
Reinvestment of distributions                 -                -        129,811        1,664,181
Less shares repurchased              (1,063,558)     (14,980,400)    (3,059,325)     (41,046,993)
                                     ----------     ------------     ----------     ------------
   Net increase (decrease)              133,484     $  1,792,669       (595,945)    $ (7,510,177)
                                     ==========     ============     ==========     ============

CLASS C
Shares sold                             524,183     $  7,358,901        600,725     $  8,179,707
Reinvestment of distributions                 -                -          9,641          122,919
Less shares repurchased                (180,756)      (2,514,203)      (472,688)      (6,352,828)
                                     ----------     ------------     ----------     ------------
   Net increase                         343,427     $  4,844,698        137,678     $  1,949,798
                                     ==========     ============     ==========     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/02
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                      4/30/02       Year Ended  Year Ended  Year Ended  Year Ended
                                                                    (unaudited)      10/31/01    10/31/00   10/31/99(a)  10/31/98
CLASS A
Net asset value, beginning of period                                 $  13.06        $  14.16    $  10.83   $  10.68     $  15.31
                                                                     --------        --------    --------   --------     --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                      $  (0.03)       $  (0.04)   $   0.06   $  (0.03)    $  (0.07)
   Net realized and unrealized gain (loss) on investments and
     futures contracts                                                   3.20           (0.82)       3.27       0.59        (2.73)
                                                                     --------        --------    --------   --------     --------
        Net increase (decrease) from investment operations           $   3.17        $  (0.86)   $   3.33   $   0.56     $  (2.80)
Distributions to shareowners:
   Net realized gain                                                        -           (0.24)          -      (0.41)       (1.83)
                                                                     --------        --------    --------   --------     --------
Net increase (decrease) in net asset value                           $   3.17        $  (1.10)   $   3.33   $   0.15     $  (4.63)
                                                                     --------        --------    --------   --------     --------
Net asset value, end of period                                       $  16.23        $  13.06    $  14.16   $  10.83     $  10.68
                                                                     ========        ========    ========   ========     ========
Total return*                                                           24.27%          (6.13)%     30.75%      5.37%      (20.19)%
Ratio of net expenses to average net assets [dagger]                     1.55%**         1.58%       1.58%      1.65%        1.45%
Ratio of net investment income (loss) to average net assets [dagger]    (0.36)%**       (0.36)%      0.02%     (0.35)%      (0.54)%
Portfolio turnover rate                                                    51%             42%         55%        60%          45%
Net assets, end of period (in thousands)                             $140,551        $111,995    $119,375   $107,448     $162,536
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction
   for fees paid indirectly:
   Net expenses                                                          1.55%**         1.58%       1.58%      1.65%        1.45%
   Net investment income (loss)                                         (0.36)%**       (0.36)%      0.02%     (0.35)%      (0.54)%
Ratios assuming waiver of management fees and
   assumption of expenses by PIM and reduction
   for fees paid indirectly:
   Net expenses                                                          1.55%**         1.55%       1.55%      1.62%        1.44%
   Net investment income (loss)                                         (0.36)%**       (0.33)%      0.05%     (0.32)%      (0.53)%

                                                                         Year Ended
                                                                          10/31/97
CLASS A
Net asset value, beginning of period                                      $  12.66
                                                                          --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                           $  (0.11)
   Net realized and unrealized gain (loss) on investments and
     futures contracts                                                        3.67
                                                                          --------
        Net increase (decrease) from investment operations                $   3.56
Distributions to shareowners:
   Net realized gain                                                         (0.91)
                                                                          --------
Net increase (decrease) in net asset value                                $   2.65
                                                                          --------
Net asset value, end of period                                            $  15.31
                                                                          ========
Total return*                                                                29.88%
Ratio of net expenses to average net assets [dagger]                          1.49%
Ratio of net investment income (loss) to average net assets [dagger]         (0.76)%
Portfolio turnover rate                                                         57%
Net assets, end of period (in thousands)                                  $252,177
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction
   for fees paid indirectly:
   Net expenses                                                               1.49%
   Net investment income (loss)                                              (0.76)%
Ratios assuming waiver of management fees and
   assumption of expenses by PIM and reduction
   for fees paid indirectly:
   Net expenses                                                               1.48%
   Net investment income (loss)                                              (0.75)%

     (a) The per share data presented above is based upon the average shares outstanding for the period presented.
     * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
     **  Annualized.
[dagger] Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/02
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/02       Year Ended  Year Ended   Year Ended   Year Ended
                                                            (unaudited)      10/31/01    10/31/00    10/31/99(a)   10/31/98
CLASS B
Net asset value, beginning of period                         $  12.46        $  13.63    $  10.50    $  10.44      $  15.10
                                                             --------        --------    --------    --------      --------
Increase (decrease) from investment operations:
  Net investment loss                                        $  (0.07)       $  (0.15)   $  (0.13)   $  (0.11)     $  (0.18)
  Net realized and unrealized gain (loss) on investments
     and futures contracts                                       3.05           (0.78)       3.26        0.58         (2.65)
                                                             --------        --------    --------    --------      --------
       Net increase (decrease) from investment operations    $   2.98        $  (0.93)   $   3.13    $   0.47      $  (2.83)
Distributions to shareowners:
  Net realized gain                                                 -           (0.24)          -       (0.41)        (1.83)
                                                             --------        --------    --------    --------      --------
Net increase (decrease) in net asset value                   $   2.98        $  (1.17)   $   3.13    $   0.06      $  (4.66)
                                                             --------        --------    --------    --------      --------
Net asset value, end of period                               $  15.44        $  12.46    $  13.63    $  10.50      $  10.44
                                                             ========        ========    ========    ========      ========
Total return*                                                   23.92%          (6.90)%     29.81%       4.61%       (20.73)%
Ratio of net expenses to average net assets [dagger]             2.27%**         2.28%       2.28%       2.41%         2.15%
Ratio of net investment loss to average net assets [dagger]     (1.08)%**       (1.06)%     (0.68)%     (1.11)%       (1.24)%
Portfolio turnover rate                                            51%             42%         55%         60%          45%
Net assets, end of period (in thousands)                     $126,149        $100,204    $117,667    $107,652      $174,097
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   2.27%**         2.28%       2.28%       2.41%         2.15%
  Net investment loss                                           (1.08)%**       (1.06)%     (0.68)%     (1.11)%       (1.24)%
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                   2.27%**         2.25%       2.26%       2.34%         2.14%
  Net investment income (loss)                                  (1.08)%**       (1.03)%     (0.66)%     (1.04)%       (1.23)%

                                                            Year Ended
                                                             10/31/97

CLASS B
Net asset value, beginning of period                         $  12.59
                                                             --------
Increase (decrease) from investment operations:
  Net investment loss                                        $  (0.20)
  Net realized and unrealized gain (loss) on investments
     and futures contracts                                       3.62
                                                             --------
       Net increase (decrease) from investment operations    $   3.42
Distributions to shareowners:
  Net realized gain                                             (0.91)
                                                             --------
Net increase (decrease) in net asset value                   $   2.51
                                                             --------
Net asset value, end of period                               $  15.10
                                                             ========
Total return*                                                   28.88%
Ratio of net expenses to average net assets [dagger]             2.19%
Ratio of net investment loss to average net assets [dagger]     (1.46)%
Portfolio turnover rate                                            57%
Net assets, end of period (in thousands)                     $267,489
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                   2.19%
  Net investment loss                                           (1.46)%
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                   2.18%
  Net investment income (loss)                                  (1.45)%

     (a) The per share data presented above is based upon the average shares outstanding for the period presented.

      * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

     **  Annualized.

[dagger] Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/02
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                                4/30/02        Year Ended    Year Ended    Year Ended   Year Ended
                                                              (unaudited)       10/31/01      10/31/00     10/31/99(a)   10/31/98
CLASS C
Net asset value, beginning of period                          $   12.38        $   13.55     $   10.47     $  10.44     $   15.11
                                                              ---------        ---------     ---------     --------     ---------
Increase (decrease) from investment operations:
  Net investment (loss)                                       $   (0.06)       $   (0.15)    $   (0.11)    $  (0.12)    $   (0.18)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                               2.99            (0.78)         3.19         0.56         (2.66)
                                                              ---------        ---------     ---------     --------     ---------
     Net increase (decrease) from investment operations       $    2.93        $   (0.93)    $    3.08     $   0.44     $   (2.84)
Distributions to shareowners:
  Net realized gain                                                   -            (0.24)            -        (0.41)        (1.83)
                                                              ---------        ---------     ---------     --------     ---------
Net increase (decrease) in net asset value                    $    2.93        $   (1.17)    $    3.08     $   0.03     $   (4.67)
                                                              ---------        ---------     ---------     --------     ---------
Net asset value, end of period                                $   15.31        $   12.38     $   13.55     $  10.47     $   10.44
                                                              =========        =========     =========     ========     =========
Total return*                                                     23.67%           (6.94)%       29.42%        4.31%       (20.79)%
Ratio of net expenses to average net assets [dagger]               2.47%**          2.45%         2.43%        2.51%         2.16%
Ratio of net investment loss to average net assets [dagger]       (1.32)%**        (1.25)%       (0.86)%      (1.21)%       (1.24)%
Portfolio turnover rate                                              51%              42%           55%          60%           45%
Net assets, end of period (in thousands)                      $  17,988        $  10,290      $  9,401     $  7,431     $  11,697
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                     2.46%**          2.41%         2.39%        2.48%         2.14%
  Net investment loss                                             (1.31)%**        (1.21)%       (0.82)%      (1.18)%       (1.22)%

                                                                Year Ended
                                                                 10/31/97

CLASS C
Net asset value, beginning of period                            $   12.59
                                                                ---------
Increase (decrease) from investment operations:
  Net investment (loss)                                         $   (0.21)
  Net realized and unrealized gain (loss) on investments and
     futures contracts                                               3.64
                                                                ---------
       Net increase (decrease) from investment operations       $    3.43
Distributions to shareowners:
  Net realized gain                                                 (0.91)
                                                                ---------
Net increase (decrease) in net asset value                      $    2.52
                                                                ---------
Net asset value, end of period                                  $   15.11
                                                                =========
Total return*                                                       28.96%
Ratio of net expenses to average net assets [dagger]                 2.17%
Ratio of net investment loss to average net assets [dagger]         (1.44)%
Portfolio turnover rate                                                57%
Net assets, end of period (in thousands)                        $  17,927
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                       2.16%
  Net investment loss                                               (1.43)%

     (a) The per share data presented above is based upon the average shares outstanding for the period presented.

      * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

     **  Annualized.

[dagger] Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involve, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2002, the Fund had the following open futures contract:

-------------------------------------------------------------------------------
                    Number of
                   Contracts         Settlement      Market        Unrealized
 Type                 Long             Month         Value         Gain (Loss)
-------------------------------------------------------------------------------
Russell 2000           8              June 2002      $50,744         $40,800
-------------------------------------------------------------------------------

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $20,627 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2002.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

E. Class Allocations

   Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Fund loans securities in its Portfolio to certain brokers, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of April 30, 2002, the Fund loaned securities having a fair value of approximately $25,233,691 and received collateral of $26,328,193 for the loan.

G. Repurchase Agreement

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2002, $226,808 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $173,089 in transfer agent fees payable to PIMSS at April 30, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $148,687 in distribution fees payable to PFD at April 30, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2002, CDSCs in the amount of $112,114 were paid to PFD.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/02 (unaudited) (continued)
--------------------------------------------------------------------------------

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2002, the Fund's expenses were reduced by $17,832 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2002, the Fund had no borrowings under this agreement.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Daniel T. Geraci
Margaret B.W. Graham
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Daniel T. Geraci, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                                    Growth and Income Funds
United States                                   Pioneer Fund
Pioneer Core Equity Fund***                     Pioneer Balanced Fund
Pioneer Growth Shares                           Pioneer Equity Income Fund
Pioneer Mid Cap Growth Fund[dagger]             Pioneer Value Fund (formerly Pioneer II)
Pioneer Mid Cap Value Fund
Pioneer Small Company Fund                      Income Funds
Pioneer Small Cap Value Fund[dagger][dagger]    Taxable
                                                Pioneer America Income Trust
International/Global                            Pioneer Bond Fund
Pioneer Emerging Markets Fund                   Pioneer High Yield Fund
Pioneer Europe Fund                             Pioneer Strategic Income Fund
Pioneer Europe Select Fund
Pioneer International Equity                    Tax-Free
Fund**                                          Pioneer Tax Free Income Fund
(formerly Pioneer World Equity Fund)
Pioneer International Value                     Money Market Fund
Fund**                                          Pioneer Cash Reserves Fund*
(formerly Pioneer International
Growth Fund)

Sector Funds
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

  * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

  **             Name change effective July 30, 2001.

 ***             Formerly Pioneer Tax Managed Fund. Name change effective May 1,
                 2002.

[dagger]         Name change effective September 21, 2001.

[dagger][dagger] Name change effective September 6, 2001.

Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    11858-00-0602
Boston, Massachusetts 02109             (C) 2002 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                         Underwriter of Pioneer mutual funds
                              [LOGO OF RECYCLED PAPER] Printed on Recycled Paper